Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	Aegis Funds
Entity Central Index Key	0001251896
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	Aegis Value Fund
Class Name	Class I
Trading Symbol	AVALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aegis Value Fund (‘the Fund”) for the period of January 1, 2025, to June 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.aegisfunds.com/documents. You can also request this information by contacting us at 1-800-528-3780.
Additional Information Phone Number	1-800-528-3780
Additional Information Website	www.aegisfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	1.38%
[1]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.38%
Updated Performance Information Location [Text Block]	Visit www.aegisfunds.com/documents for more recent performance information.
Net Assets	$ 552,323,343
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 2,525,114
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$552,323,343	Net Advisory Fee	$2,525,114
Number of Holdings	70	Portfolio Turnover	6%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	9.3%
Hallador Energy Company	5.5%
International Petroleum Corp.	5.4%
Amerigo Resources Ltd.	5.2%
MEG Energy Corp.	5.2%
Equinox Gold Corp.	4.9%
Bank of Cyprus Holdings PLC	4.2%
Kenmare Resources PLC	3.9%
Capital Ltd.	3.5%
Natural Gas Services Group, Inc.	3.1%

Top Ten Countries	(%)
Canada	51.5%
United States	25.3%
Ireland	8.2%
Australia	5.4%
Mauritius	5.1%
Ghana	1.9%
Nigeria	1.8%
United Kingdom	0.2%
Cash & Other	0.6%

Updated Prospectus Web Address	www.aegisfunds.com/documents

[1]
*	Expense ratio is annualized.